united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number:	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Efficient Enhanced Multi-Asset Fund
Class I (EFFIX)
Annual Shareholder Report - May 31, 2026
Fund Overview

This annual shareholder report contains important information about Efficient Enhanced Multi-Asset Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.efficient.com/enhanced-multi-asset-fund. You can also request this information by contacting us at (833) 398-0599.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$220	1.95%
How did the Fund perform during the reporting period?

For the 12-month period from June 1, 2025 to May 31, 2026, the Fund delivered strong absolute performance, though it modestly underperformed its primary benchmark, the S&P 500 Total Return Index (USD).

Both Trend and Multi-Asset strategies delivered strong positive performance, with Multi-Asset outperforming, amid generally supportive but volatile global markets. Risk assets were driven by growth, strong earnings, and AI-led investment, while the March 2026 Iran conflict marked the key inflection – triggering a rally in the energy markets and a sharp but temporary cross-asset selloff followed by a rapid recovery.

Equities were the primary return driver, led by North America (S&P 500) and Asia (Japan, Korea), supported by AI demand, fiscal policy, and strong earnings. Despite the March drawdown, markets rebounded quickly and remained the most consistent contributor.

Commodities added meaningful gains, led by metals (gold and silver) on safe-haven demand, central bank buying, and shifting rate expectations. Energy was highly volatile – rallying on geopolitical risk in early 2026 before reversing sharply in May as tensions eased.

Currencies were modestly positive but volatile. The U.S. dollar weakened through much of 2025 before strengthening episodically on higher yields and safe-haven demand, while non-G10 currencies benefited from carry and commodity exposure.

Fixed Income was the main detractor, with yields rising amid inflation concerns, fiscal pressures, and resilient growth. Losses were concentrated in North American and European bonds, particularly around the March inflation shock and subsequent repricing of rate expectations.

At the strategy level, Multi-Asset generated gains across commodities, equities, and credit, while Trend delivered gains in equities, commodities, and currencies – both offset by fixed income losses. At the portfolio level, returns were driven by metals and North American equities, while developed market fixed income lagged.

Positioning maintained a pro-risk bias, with persistent long equity exposure and increasing commodity exposure over time. Currency positioning was actively managed around the U.S. dollar, while fixed income exposure shifted from long earlier in the year to short by period end as yields moved higher.

How has the Fund performed since inception?
Total Return Based on $100,000 Investment

Efficient Enhanced Multi-Asset Fund - Class I
S&P 500® Total Return Index
$150,000
$125,000
$100,000
$75,000
$50,000
$25,000
$0
$134,321
$110,214
Sep-2024
May-2026

	Efficient Enhanced Multi-Asset Fund - Class I	S&P 500® Total Return Index
Sep-2024	$100,000	$100,000
May-2025	$87,430	$103,498
May-2026	$110,214	$134,321
Average Annual Total Returns
	1 Year	Since Inception (September 30, 2024)
Efficient Enhanced Multi-Asset Fund - Class I	26.06%	6.01%
S&P 500® Total Return Index	29.78%	19.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics
Net Assets	$89,475,598
Number of Portfolio Holdings	410
Advisory Fee (net of waivers)	$883,441
Portfolio Turnover	86%
What did the Fund invest in?
Category of Investment Weighting (% of net assets)
Value	Value
U.S. Treasury Obligations	37.8%
Money Market	31.0%
Agency	6.5%
Non U.S. Treasury	3.1%
Other Assets in Excess of Liabilities	21.6%
Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	30.9%
United States Treasury Bill, 0.000%, 10/01/26	9.4%
United States Treasury Bill, 0.000%, 09/17/26	5.5%
United States Treasury Bill, 0.000%, 10/22/26	4.4%
Federal Home Loan Bank Discount Notes, 0.000%, 06/10/26	2.2%
United States Treasury Inflation Indexed Bonds, 1.875%, 07/15/35	2.2%
United States Treasury Inflation Indexed Bonds, 2.125%, 01/15/35	2.1%
United States Treasury Inflation Indexed Bonds, 1.875%, 07/15/34	1.9%
United States Treasury Inflation Indexed Bonds, 1.750%, 01/15/34	1.8%
United States Treasury Inflation Indexed Bonds, 0.125%, 01/15/32	1.7%
Material Fund Changes

No material changes occurred during the year ended May 31, 2026.

Efficient Enhanced Multi-Asset Fund
Annual Shareholder Report - May 31, 2026
Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.efficient.com/enhanced-multi-asset-fund) including its:

  Prospectus
  Financial information
  Holdings
  Proxy voting information

(b)	Not applicable

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.

(a)(2)	Freddie Jacobs, Jr. is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

Efficient Enhanced Multi-Asset Fund	FY 2026	$85,000
Efficient Enhanced Multi-Asset Fund	FY 2025	$50,000

(b)	Audit-Related Fees

Efficient Enhanced Multi-Asset Fund	FY 2026	$0
Efficient Enhanced Multi-Asset Fund	FY 2025	$0

(c)	Tax Fees

Efficient Enhanced Multi-Asset Fund	FY 2026	$9,000
Efficient Enhanced Multi-Asset Fund	FY 2025	$9,000

Nature of the fees:	Preparation of the 1120 RIC and Excise review

(d)	All Other Fees

Efficient Enhanced Multi-Asset Fund	FY 2026	$0
Efficient Enhanced Multi-Asset Fund	FY 2025	$0

(e)	(1)	Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	During audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	Registrant	Adviser
FY 2026	$0	$0
FY 2025	$0	$0

(h)	Not applicable. The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i)	Not applicable

(j)	Not applicable

Item 5. Audit Committee of Listed Companies.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Efficient Enhanced Multi-Asset Fund

Consolidated Annual Financial Statements and Additional Information

May 31, 2026

Fund Adviser:

Efficient Capital Management, LLC

4355 Weaver Parkway, Suite 200

Warrenville, IL 60555

(630) 657-6800

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

May 31, 2026

	Maturity Date	Par Value	Value
NON U.S. GOVERNMENT & AGENCIES — 3.1%
France Bonds, OAT, 0.100%	7/25/2031	EUR 300,000	$420,884
France Bonds, OAT, 0.100%	3/1/2036	EUR 200,000	230,468
France Bonds, OAT, 0.100%	7/25/2036	EUR 300,000	392,782
France Bonds, OAT, 0.600%	7/25/2034	EUR 200,000	251,337
United Kingdom Bonds, Index-linked Gilt, 0.125%	8/10/2031	GBP 100,000	183,143
United Kingdom Bonds, Index-linked Gilt, 0.125%	11/22/2036	GBP 100,000	182,651
United Kingdom Bonds, Index-linked Gilt, 0.750%	11/22/2033	GBP 200,000	288,544
United Kingdom Bonds, Index-linked Gilt, 0.750%	3/22/2034	GBP 100,000	228,791
United Kingdom Bonds, Index-linked Gilt, 1.125%	9/22/2035	GBP 100,000	137,384
United Kingdom Bonds, Index-linked Gilt, 1.125%	11/22/2037	GBP 100,000	257,220
United Kingdom Bonds, Index-linked Gilt, 1.250%	11/22/2032	GBP 100,000	259,497
Total Non U.S. Government & Agencies (Cost $2,820,200)			$2,832,701

U.S. GOVERNMENT & AGENCIES — 44.3%
Federal Home Loan Bank Discount Notes, 0.000%	6/10/2026	$2,000,000	1,997,587
Federal Home Loan Banks, 3.000%	9/11/2026	990,000	987,866
Federal Home Loan Banks, 4.625%	11/17/2026	1,500,000	1,506,257
Federal National Mortgage Association, 1.875%	9/24/2026	1,338,000	1,330,238
United States Treasury Bill, 0.000%	9/3/2026	1,000,000	990,626
United States Treasury Bill, 0.000%	9/17/2026	5,000,000	4,945,850
United States Treasury Bill, 0.000%	10/1/2026	8,500,000	8,395,873
United States Treasury Bill, 0.000%	10/22/2026	4,000,000	3,942,217
United States Treasury Inflation Indexed Bonds, 1.625%	4/15/2030	200,000	208,043
United States Treasury Inflation Indexed Bonds, 1.125%	10/15/2030	200,000	201,188
United States Treasury Inflation Indexed Bonds, 1.250%	4/15/2031	700,000	697,224
United States Treasury Inflation Indexed Bonds, 0.125%	7/15/2031	100,000	114,672
United States Treasury Inflation Indexed Bonds, 0.125%	1/15/2032	1,400,000	1,530,904
United States Treasury Inflation Indexed Bonds, 0.625%	7/15/2032	1,400,000	1,496,141
United States Treasury Inflation Indexed Bonds, 1.125%	1/15/2033	1,400,000	1,490,006
United States Treasury Inflation Indexed Bonds, 1.375%	7/15/2033	1,400,000	1,482,560
United States Treasury Inflation Indexed Bonds, 1.750%	1/15/2034	1,500,000	1,597,383
United States Treasury Inflation Indexed Bonds, 1.875%	7/15/2034	1,600,000	1,683,842
United States Treasury Inflation Indexed Bonds, 2.125%	1/15/2035	1,800,000	1,906,079
United States Treasury Inflation Indexed Bonds, 1.875%	7/15/2035	1,900,000	1,937,519
United States Treasury Inflation Indexed Bonds, 1.875%	1/15/2036	1,200,000	1,200,520
Total U.S. Government & Agencies (Cost $39,767,724)			$39,642,595

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

May 31, 2026 (continued)

	Shares	Value
MONEY MARKET FUNDS — 31.0%
Blackrock Liquidity Funds, Treasury Trust - Institutional Class, 3.651%(a)	84,102	$84,102
First American Government Obligations Fund - Class X, 3.659%(a),(b)	27,615,784	27,615,784
Total Money Market Funds (Cost $27,699,886)		27,699,886

Total Investments at Value — 78.4% (Cost $70,287,810)		70,175,182

Other Assets in Excess of Liabilities — 21.6%		19,300,416

Net Assets — 100.0%		$89,475,598

(a)	Rate disclosed is the seven day effective yield as of May 31, 2026.
(b)	All or a part is a holding of the Efficient Enhanced Multi-Asset (Cayman) Fund, Ltd.

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS

May 31, 2026

	Number of Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation (Depreciation)
LONG CONTRACTS
FTSE CHINA A50 Jun26	79	6/29/2026	$1,245,277	$14,636
IODEX IO FUT Jul26	78	7/31/2026	820,872	(12,298	)(a)
MEXICAN PESO FUT Jun26	67	6/15/2026	1,927,590	34,903
AUDUSD Crncy Fut Jun26	63	6/15/2026	4,523,715	49,938
SOYBEAN FUTURE Nov26	43	11/13/2026	2,558,500	25,054	(a)
S&P500 EMINI FUT Jun26	42	6/18/2026	15,951,075	1,313,122
CORN FUTURE Sep26	34	9/14/2026	774,775	(34,675	)(a)
SOYBEAN OIL FUTR Jul26	30	7/14/2026	1,398,960	170,880	(a)
SOYBEAN MEAL FUTR Dec26	26	12/14/2026	832,780	(7,068	)(a)
EURO STOXX BANK Jun26	24	6/18/2026	383,504	19,843
BP CURRENCY FUT Jun26	23	6/15/2026	1,935,019	(11,695)
EURO STOXX 50 Jun26	22	6/18/2026	1,556,323	69,960
SOYBEAN OIL FUTR Dec26	22	12/14/2026	956,208	56,172	(a)
SA RAND CURR(CME) Jun26	21	6/15/2026	645,750	6,805
FTSE 100 IDX FUT Jun26	20	6/18/2026	2,812,929	870
OMXS30 IND FUTURE Jun26	19	6/18/2026	647,013	13,982
CORN FUTURE Dec26	18	12/14/2026	427,500	(18,075	)(a)
WTI CRUDE FUTURE Aug26	18	7/22/2026	1,535,400	(94,069	)(a)
E-Mini Russ 2000 Jun26	17	6/18/2026	2,485,655	187,421
COTTON NO.2 FUTR Dec26	17	12/8/2026	676,515	(31,331	)(a)
MSCI EmgMkt Jun26	16	6/18/2026	1,398,800	140,542
LIVE CATTLE FUTR Aug26	16	8/31/2026	1,529,920	(42,708	)(a)
BRAZIL REAL FUT Jul26	15	7/1/2026	295,275	(1,128)
SET50 FUTURES Jun26	14	6/29/2026	87,192	4,913
WHEAT FUTURE(CBT) Jul26	13	7/14/2026	396,825	(2,003	)(a)
HSCEI Futures Jun26	13	6/29/2026	693,638	(9,838)
LIVE CATTLE FUTR Oct26	12	10/30/2026	1,106,040	(39,600	)(a)
BRENT CRUDE FUTR Sep26	12	8/3/2026	1,069,320	(52,136	)(a)
BRENT CRUDE FUTR Aug26	11	7/1/2026	1,002,320	(128,302	)(a)
FTSE Taiwan Index Jun26	10	6/29/2026	1,576,000	40,436
SOYBEAN FUTURE Jul26	10	7/14/2026	593,375	(11,584	)(a)
WHEAT FUTURE(CBT) Dec26	10	12/14/2026	321,500	(14,150	)(a)
CAC40 10 EURO FUT Jun26	9	6/18/2026	858,895	18,202
RAPESEED EURO Aug26	9	8/3/2026	275,213	12,018	(a)
SOYBEAN FUTURE Jan27	9	1/14/2027	541,575	5,575	(a)
IODEX IO FUT Aug26	9	8/31/2026	94,572	(933	)(a)
WTI CRUDE FUTURE Jul26	9	6/23/2026	786,240	(90,980	)(a)
S&P/TSX 60 IX FUT Jun26	8	6/18/2026	2,347,143	117,677
SOYBEAN MEAL FUTR Jul26	8	7/14/2026	263,840	337	(a)
KC HRW WHEAT FUT Jul26	8	7/14/2026	259,900	(4,451	)(a)
Low Su Gasoil G Jul26	8	7/10/2026	801,000	(82,400	)(a)
NASDAQ 100 E-MINI Jun26	7	6/18/2026	4,256,735	510,458
MSCI EAFE Jun26	7	6/18/2026	1,088,955	47,240

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS

May 31, 2026 (continued)

	Number of Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation (Depreciation)
EURO/JPY FUTURE Jun26	7	6/15/2026	1,020,069	9,320
CANOLA FUTR (WCE) Jul26	7	7/14/2026	77,250	2,213	(a)
CANOLA FUTR (WCE) Nov26	7	11/13/2026	78,448	2,135	(a)
MSCI SING IX ETS Jun26	7	6/29/2026	252,750	277
GASOLINE RBOB FUT Aug26	7	8/3/2026	870,093	(54,194	)(a)
NIKKEI 225 (SGX) Jun26	6	6/11/2026	1,251,876	201,498
TOPIX INDX FUTR Jun26	6	6/11/2026	1,492,607	96,842
DJIA MINI e-CBOT Jun26	6	6/18/2026	1,532,310	91,695
NORWEGIAN KRONE Jun26	6	6/15/2026	1,297,200	13,980
SUGAR #11 (WORLD) Jul26	6	7/1/2026	94,483	(2,908	)(a)
WHEAT FUTURE(CBT) Sep26	6	9/14/2026	187,050	(14,060	)(a)
NY Harb ULSD Fut Jul26	6	7/1/2026	879,127	(66,984	)(a)
STOXX EUROPE 600 Jun26	5	6/18/2026	182,775	7,834
EURO-SCHATZ FUT Sep26	5	9/8/2026	618,000	520
COPPER FUTURE Jul26	5	7/29/2026	798,625	(7,184	)(a)
KC HRW WHEAT FUT Sep26	5	9/14/2026	165,375	(9,641	)(a)
COTTON NO.2 FUTR Jul26	5	7/9/2026	190,375	(14,688	)(a)
GASOLINE RBOB FUT Jul26	5	7/1/2026	637,224	(57,550	)(a)
S&P MID 400 EMINI Jun26	4	6/18/2026	1,492,800	83,658
DAX INDEX FUTURE Jun26	4	6/18/2026	2,937,354	56,524
SOYBEAN OIL FUTR Jan27	4	1/14/2027	172,032	10,686	(a)
ECX EMISSION Dec26	4	12/14/2026	376,248	10,540	(a)
IODEX IO FUT Sep26	4	9/30/2026	41,880	(395	)(a)
Micro WTI Crude F Jul26	4	6/22/2026	34,944	(4,360	)(a)
SPI 200 FUTURES Jun26	4	6/18/2026	628,999	(4,505)
MIAX Red Wheat Fut Jul26	4	7/14/2026	132,750	(7,188	)(a)
HANG SENG IDX FUT Jun26	4	6/29/2026	637,729	(8,528)
Low Su Gasoil G Aug26	4	8/12/2026	391,100	(23,687	)(a)
NY Harb ULSD Fut Aug26	4	8/3/2026	576,828	(30,916	)(a)
NIKKEI 225 MINI Jun26	3	6/11/2026	125,206	19,218
COPPER FUTURE Sep26	3	9/28/2026	483,638	7,663	(a)
EURO-BUND FUTURE Sep26	3	9/8/2026	443,070	862
WHITE SUGAR (ICE) Oct26	3	9/16/2026	65,145	(1,265	)(a)
FTSE/JSE TOP 40 Jun26	3	6/18/2026	198,346	(4,602)
GOLD 100 OZ FUTR Aug26	3	8/27/2026	1,377,900	(7,831	)(a)
COFFEE ‘C’ FUTURE Sep26	3	9/18/2026	291,038	(15,560	)(a)
WTI CRUDE FUTURE Dec26	2	11/23/2026	156,580	10,130	(a)
RAPESEED EURO Nov26	2	11/2/2026	61,771	2,802	(a)
MAIZE FUT Aug26	2	8/5/2026	26,482	945	(a)
CRUDE PALM OIL FU Sep26	2	9/15/2026	57,475	543	(a)
NATURAL GAS FUTR Oct26	2	9/29/2026	66,540	360	(a)
Micro, EUR/USD Jun26	2	6/15/2026	29,183	181
FTSE KLCI FUTURE Jun26	2	6/30/2026	42,341	(579)
MINI HSI IDX FUT Jun26	2	6/29/2026	63,773	(799)
SOYBEAN MEAL FUTR Jan27	2	1/14/2027	64,240	(940	)(a)

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS

May 31, 2026 (continued)

	Number of Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation (Depreciation)
WHITE MAIZE-SAF Jul26	2	7/24/2026	39,939	(1,974	)(a)
MIAX Red Wheat Fut Sep26	2	9/14/2026	68,850	(2,325	)(a)
LEAN HOGS FUTURE Jul26	2	7/15/2026	79,600	(4,204	)(a)
KC HRW WHEAT FUT Dec26	2	12/14/2026	67,700	(5,038	)(a)
WTI CRUDE FUTURE Sep26	2	8/21/2026	166,380	(12,790	)(a)
WTI CRUDE FUTURE Sep26	2	8/20/2026	166,380	(13,980	)(a)
CATTLE FEEDER FUT Aug26	2	8/27/2026	348,425	(20,899	)(a)
NIKKEI 225 (CME) Jun26	1	6/11/2026	331,150	47,850
NIKKEI 225 (OSE) Jun26	1	6/11/2026	417,355	46,821
FTSE/MIB IDX FUT Jun26	1	6/18/2026	292,225	29,413
NY Harb ULSD Fut Dec26	1	12/1/2026	134,971	11,323	(a)
WTI CRUDE FUTURE Aug26	1	7/21/2026	85,300	8,370	(a)
COCOA FUTURE Jul26	1	7/16/2026	39,230	4,959	(a)
Aluminum Futures Aug26	1	8/27/2026	91,294	3,263	(a)
MINI TPX IDX FUT Jun26	1	6/11/2026	24,877	1,149
STOXX 600 BANK Jun26	1	6/18/2026	21,973	706
SX5E Dividend Fut Dec27	1	12/17/2027	20,824	691
CRUDE PALM OIL FU Oct26	1	10/15/2026	28,920	382	(a)
CRUDE PALM OIL FU Aug26	1	8/14/2026	28,574	252	(a)
ROUGH RICE (CBOT) Jul26	1	7/14/2026	25,210	200	(a)
3M CORRA FUTURES Dec26	1	3/17/2027	176,635	127
US DOLLAR FUT Jun26	1	6/15/2026	9,986	117
MINI FTSE/MIB FUT Jun26	1	6/18/2026	58,445	(11)
IODEX IO FUT Jun26	1	6/30/2026	10,537	(108	)(a)
WHITE SUGAR (ICE) Aug26	1	7/17/2026	21,910	(130	)(a)
STOXX EURO ESG-X Jun26	1	6/18/2026	26,517	(419)
PLATINUM FUTURE Jul26	1	7/29/2026	96,475	(1,560	)(a)
LIVE CATTLE FUTR Feb27	1	2/26/2027	92,140	(2,000	)(a)
LIVE CATTLE FUTR Dec26	1	12/31/2026	91,880	(3,650	)(a)
SILVER FUTURE Jul26	1	7/29/2026	379,375	(3,822	)(a)
WTI CRUDE FUTURE Oct26	1	9/22/2026	81,260	(5,430	)(a)
GASOLINE RBOB FUT Sep26	1	9/1/2026	120,544	(6,380	)(a)
Low Su Gasoil G Sep26	1	9/10/2026	95,675	(8,150	)(a)
NY Harb ULSD Fut Oct26	1	10/1/2026	140,528	(9,689	)(a)
Euro-BTP Future Jun26	1	6/8/2026	138,836	(10,907)
				$2,505,779
SHORT CONTRACTS
FCOJ-A FUTURE Jul26	(1)	7/13/2026	$(23,888)	$3,083	(a)
COFFEE ‘C’ FUTURE Dec26	(1)	12/18/2026	(94,200)	2,119	(a)
WTI CRUDE FUTURE Oct26	(1)	9/23/2026	(81,260)	1,340	(a)
YELLOW MAIZE-SAF Jul26	(1)	7/24/2026	(20,346)	1,290	(a)
FED FUND 30DAY Mar27	(1)	3/31/2027	(400,782)	1,188
SUGAR #11 (WORLD) May27	(1)	5/3/2027	(17,046)	90	(a)
ICE 3MTH SONIA FU Mar29	(1)	6/20/2029	(323,064)	(34)

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS

May 31, 2026 (continued)

	Number of Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation (Depreciation)
CAN 2YR BOND FUT Sep26	(1)	9/18/2026	(76,278)	(76)
NEW ZEAL 3MO BILL Dec26	(1)	12/16/2026	(594,031)	(99)
90-DAY BANK BILL Mar28	(1)	3/9/2028	(711,175)	(104)
CAN 5YR BOND FUT Sep26	(1)	9/18/2026	(81,764)	(167)
US 3YR NOTE (CBT) Sep26	(1)	9/30/2026	(209,898)	(211)
MILL WHEAT EURO Mar27	(1)	3/10/2027	(12,935)	(327	)(a)
ICE 3MTH SONIA FU Jun29	(1)	9/19/2029	(322,997)	(336)
3M CORRA FUTURES Dec26	(1)	3/17/2027	(176,635)	(436)
3MO EURO EURIBOR Dec26	(1)	12/11/2026	(284,021)	(539)
IFSC NIFTY 50 FUT Jun26	(1)	6/30/2026	(47,445)	(663)
XAF Financial Jun26	(1)	6/18/2026	(159,003)	(1,115)
ICE 3MTH SONIA FU Sep26	(1)	12/15/2026	(323,350)	(1,281)
SWEDISH KRONA FUT Jun26	(1)	6/15/2026	(216,800)	(1,650)
MILL WHEAT EURO Dec26	(1)	12/10/2026	(12,599)	(1,733	)(a)
ECX EMISSION Dec27	(1)	12/20/2027	(97,235)	(8,533	)(a)
JPN 10Y BOND(OSE) Jun26	(2)	6/15/2026	(1,618,560)	21,183
KRW/USD Mini Jun26	(2)	6/15/2026	(33,185)	315
1 MONTH SOFR FUT Oct26	(2)	10/30/2026	(802,481)	292
90-DAY BANK BILL Dec27	(2)	12/9/2027	(1,422,211)	59
CRUDE PALM OIL FU Jul26	(2)	7/15/2026	(56,744)	(444	)(a)
3MO EURO EURIBOR Dec28	(2)	12/18/2028	(568,245)	(760)
Three-Month SARON Mar27	(2)	6/16/2027	(639,767)	(796)
90-DAY BANK BILL Sep27	(2)	9/9/2027	(1,421,968)	(979)
CHF CURRENCY FUT Jun26	(2)	6/15/2026	(320,600)	(2,044)
COCOA FUTURE - IC Dec26	(2)	12/14/2026	(80,862)	(2,888	)(a)
COFF ROBUSTA 10tn Nov26	(2)	11/24/2026	(65,440)	(3,150	)(a)
Euro-OAT Future Jun26	(2)	6/8/2026	(281,895)	(36,702)
COCOA FUTURE Dec26	(3)	12/15/2026	(123,030)	5,080	(a)
COTTON NO.2 FUTR Mar27	(3)	3/8/2027	(121,080)	5,035	(a)
ICE 3MTH SONIA FU Mar28	(3)	6/21/2028	(969,596)	(864)
ICE 3MTH SONIA FU Sep28	(3)	12/20/2028	(969,545)	(997)
ICE 3MTH SONIA FU Sep27	(3)	12/15/2027	(968,838)	(1,183)
ICE 3MTH SONIA FU Jun28	(3)	9/20/2028	(969,646)	(1,286)
ICE 3MTH SONIA FU Jun27	(3)	9/14/2027	(968,434)	(1,454)
NATURAL GAS FUTR Jul26	(3)	6/29/2026	(98,700)	(4,989	)(a)
LEAN HOGS FUTURE Oct26	(4)	10/14/2026	(136,520)	1,970	(a)
DOLLAR INDEX Jun26	(4)	6/15/2026	(395,408)	1,627
NATURAL GAS FUTR Sep26	(4)	8/28/2026	(131,200)	(5,480	)(a)
LONG GILT FUTURE Sep26	(4)	9/28/2026	(478,061)	(17,116)
SUGAR #11 (WORLD) Mar27	(5)	3/1/2027	(86,240)	1,658	(a)
3 MONTH SOFR FUT Jun29	(5)	9/19/2029	(1,202,188)	1,050
3MO EURO EURIBOR Sep27	(5)	9/10/2027	(1,420,322)	(2,242)
3MO EURO EURIBOR Dec27	(5)	12/13/2027	(1,421,051)	(2,488)
3MO EURO EURIBOR Sep28	(5)	9/18/2028	(1,420,978)	(2,822)
US 10yr Ultra Fut Sep26	(5)	9/21/2026	(560,391)	(4,336)

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS

May 31, 2026 (continued)

	Number of Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation (Depreciation)
COCOA FUTURE - IC Sep26	(5)	9/15/2026	(198,923)	(7,878	)(a)
CORN FUTURE Jul26	(6)	7/14/2026	(134,025)	5,876	(a)
3MO EURO EURIBOR Mar29	(6)	3/19/2029	(1,704,211)	(4,595)
NATURAL GAS FUTR Aug26	(6)	7/30/2026	(199,080)	(8,767	)(a)
COFF ROBUSTA 10tn Sep26	(7)	9/24/2026	(234,290)	(980	)(a)
MILL WHEAT EURO Sep26	(7)	9/10/2026	(84,724)	(1,264	)(a)
COCOA FUTURE Sep26	(7)	9/15/2026	(279,930)	(2,052	)(a)
90-DAY BANK BILL Mar27	(7)	3/11/2027	(4,975,311)	(2,091)
90-DAY BANK BILL Jun27	(7)	6/10/2027	(4,976,039)	(2,928)
CAN 10YR BOND FUT Sep26	(7)	9/18/2026	(610,318)	(8,580)
3 MONTH SOFR FUT Mar29	(8)	6/19/2029	(1,923,800)	3,638
3MO EURO EURIBOR Jun29	(8)	6/18/2029	(2,271,699)	(4,238)
EURO-BOBL FUTURE Jun26	(9)	6/8/2026	(1,219,074)	(33,662)
ICE 3MTH SONIA FU Dec26	(10)	3/16/2027	(3,229,630)	(5,702)
EURO FX CURR FUT Jun26	(11)	6/15/2026	(1,605,038)	(5,164)
3MO EURO EURIBOR Mar28	(11)	3/13/2028	(3,126,954)	(6,054)
ICE 3MTH SONIA FU Mar27	(11)	6/15/2027	(3,550,926)	(12,006)
3MO EURO EURIBOR Jun27	(12)	6/14/2027	(3,407,198)	(6,882)
US LONG BOND(CBT) Sep26	(14)	9/21/2026	(1,571,063)	(23,030)
3 MONTH SOFR FUT Jun27	(15)	9/14/2027	(3,603,188)	9,550
3 MONTH SOFR FUT Sep28	(15)	12/20/2028	(3,607,688)	6,038
90-DAY BANK BILL Sep26	(15)	9/10/2026	(10,661,901)	(3,356)
NEW ZEALAND $ FUT Jun26	(15)	6/15/2026	(898,125)	(21,346)
3 MONTH SOFR FUT Sep27	(17)	12/15/2027	(4,084,888)	12,663
3 MONTH SOFR FUT Jun28	(17)	9/20/2028	(4,088,713)	9,013
EURO-BUXL 30Y BND Jun26	(17)	6/8/2026	(2,183,504)	(16,436)
US ULTRA BOND CBT Sep26	(17)	9/21/2026	(1,944,906)	(26,277)
3 MONTH SOFR FUT Mar28	(18)	6/21/2028	(4,328,775)	13,375
ICE 3MTH SONIA FU Dec28	(18)	3/21/2029	(5,816,364)	(12,759)
3 MONTH SOFR FUT Dec28	(19)	3/21/2029	(4,569,500)	5,875
ICE 3MTH SONIA FU Dec27	(19)	3/15/2028	(6,139,175)	(3,746)
3MO EURO EURIBOR Jun28	(19)	6/16/2028	(5,400,825)	(8,575)
US 10YR NOTE (CBT) Sep26	(21)	9/21/2026	(2,306,391)	(20,020)
3MO EURO EURIBOR Mar27	(22)	3/15/2027	(6,245,888)	850
EURO-BUND FUTURE Jun26	(23)	6/8/2026	(3,393,922)	(55,871)
INR/USD Jun26	(24)	6/25/2026	(503,616)	(10,106)
Short Euro-BTP Fu Jun26	(26)	6/8/2026	(3,228,313)	(15,077)
LEAN HOGS FUTURE Aug26	(29)	8/14/2026	(1,140,860)	41,769	(a)
3 MONTH SOFR FUT Mar27	(38)	6/15/2027	(9,129,500)	5,575
C$ CURRENCY FUT Jun26	(40)	6/16/2026	(2,901,400)	738
SUGAR #11 (WORLD) Oct26	(41)	10/1/2026	(667,677)	5,177	(a)
3 MONTH SOFR FUT Dec26	(42)	3/16/2027	(10,097,850)	32,575
AUST 10Y BOND FUT Jun26	(42)	6/15/2026	(3,291,754)	(42,004)
10YR MINI JGB FUT Jun26	(46)	6/19/2026	(3,723,555)	58,636
3 MONTH SOFR FUT Dec27	(47)	3/15/2028	(11,298,800)	28,413

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS

May 31, 2026 (continued)

	Number of Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation (Depreciation)
90-DAY BANK BILL Dec26	(49)	12/10/2026	(34,825,482)	(8,455)
EURO-SCHATZ FUT Jun26	(56)	6/8/2026	(6,925,852)	(6,466)
US 2YR NOTE (CBT) Sep26	(70)	9/30/2026	(14,459,375)	(18,227)
US 5YR NOTE (CBT) Sep26	(71)	9/30/2026	(7,611,977)	(41,645)
JPN YEN CURR FUT Jun26	(89)	6/15/2026	(6,994,288)	77,388
AUST 3YR BOND FUT Jun26	(95)	6/15/2026	(7,117,510)	(26,694)
3 MONTH SOFR FUT Sep26	(116)	12/15/2026	(27,916,850)	52,864
				$(165,865)

(a)	Holding of the Efficient Enhanced Multi-Asset (Cayman) Fund, Ltd.

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

May 31, 2026

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets Inc	BRL	BRL	USD	1,018,000	(201,257)	9/16/2026	(1,078)
Citigroup Global Markets Inc	CLP	CLP	USD	19,999,998	(22,473)	9/16/2026	251
Citigroup Global Markets Inc	CNH	CNH	USD	1,374,500	(203,072)	9/16/2026	159
Citigroup Global Markets Inc	EUR	USD	EUR	(1,053,000)	1,228,805	9/16/2026	660
Citigroup Global Markets Inc	GBP	USD	GBP	(515,125)	694,360	9/16/2026	(1,009)
Citigroup Global Markets Inc	HUF	HUF	USD	30,000,000	(98,764)	9/16/2026	1,883
Citigroup Global Markets Inc	INR	INR	USD	5,128,217	(53,980)	9/16/2026	695
Citigroup Global Markets Inc	KRW	KRW	USD	100,000,000	(66,357)	9/16/2026	(164)
Citigroup Global Markets Inc	MXN	MXN	USD	3,000,000	(173,001)	9/17/2026	(828)
Citigroup Global Markets Inc	PLN	PLN	USD	21,936	(6,042)	9/16/2026	(54)
Citigroup Global Markets Inc	ZAR	ZAR	USD	3,437,500	(212,256)	9/16/2026	(4,307)
JP Morgan Securities LLC	BRL	BRL	USD	1,018,000	(201,257)	9/16/2026	(1,078)
JP Morgan Securities LLC	CLP	CLP	USD	19,999,998	(22,473)	9/16/2026	251
JP Morgan Securities LLC	CNH	CNH	USD	1,374,500	(203,072)	9/16/2026	155
JP Morgan Securities LLC	EUR	USD	EUR	(1,053,000)	1,228,805	9/16/2026	663
JP Morgan Securities LLC	GBP	USD	GBP	(515,125)	694,360	9/16/2026	(989)
JP Morgan Securities LLC	HUF	HUF	USD	30,000,000	(98,764)	9/16/2026	1,888
JP Morgan Securities LLC	INR	INR	USD	5,128,217	(53,980)	9/16/2026	695
JP Morgan Securities LLC	KRW	KRW	USD	100,000,000	(66,357)	9/16/2026	(164)
JP Morgan Securities LLC	MXN	MXN	USD	3,000,000	(173,001)	9/17/2026	(828)
JP Morgan Securities LLC	PLN	PLN	USD	21,936	(6,042)	9/16/2026	(54)
JP Morgan Securities LLC	ZAR	ZAR	USD	3,437,500	(212,256)	9/16/2026	(4,306)

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

May 31, 2026 (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	AUD	AUD	CAD	1,400,000	(1,378,056)	7/8/2026	4,743
Deutsche Bank AG	AUD	AUD	EUR	1,429,624	(875,000)	7/8/2026	4,581
Deutsche Bank AG	AUD	AUD	GBP	1,176,586	(625,000)	7/8/2026	3,490
Deutsche Bank AG	AUD	AUD	JPY	1,200,000	(135,836,916)	7/8/2026	6,549
Deutsche Bank AG	AUD	AUD	NZD	1,200,000	(1,455,496)	7/8/2026	(11,265)
Deutsche Bank AG	CAD	CAD	JPY	600,000	(69,002,766)	7/8/2026	1,244
Deutsche Bank AG	CAD	CAD	USD	1,000,000	(725,926)	7/8/2026	525
Deutsche Bank AG	CHF	CHF	EUR	456,589	(500,063)	7/8/2026	3,115
Deutsche Bank AG	CHF	CHF	JPY	500,000	(101,322,645)	7/8/2026	5,071
Deutsche Bank AG	CHF	CHF	USD	444	(566)	6/1/2026	2
Deutsche Bank AG	CHF	CHF	USD	375,000	(479,939)	7/8/2026	4,450
Deutsche Bank AG	CHF	EUR	CHF	(444)	0	6/1/2026	(568)
Deutsche Bank AG	CNH	CNH	USD	676,802	(100,000)	6/2/2026	(5)
Deutsche Bank AG	CNH	CNH	USD	7,439,008	(1,099,055)	7/8/2026	(1,901)
Deutsche Bank AG	COP	COP	USD	14,043,316	(3,833)	6/16/2026	3,794
Deutsche Bank AG	COP	COP	USD	364,101,000	(99,379)	6/30/2026	(1,985)
Deutsche Bank AG	COP	USD	COP	(374,723,684)	102,279	6/26/2026	(976)
Deutsche Bank AG	EUR	EUR	CAD	500,000	(804,155)	7/8/2026	127
Deutsche Bank AG	EUR	EUR	GBP	100,000	(86,653)	6/2/2026	(74)
Deutsche Bank AG	EUR	EUR	GBP	800,181	(694,432)	7/8/2026	(461)
Deutsche Bank AG	EUR	EUR	JPY	600,000	(110,973,402)	7/8/2026	2,181
Deutsche Bank AG	EUR	EUR	USD	500,000	(583,478)	7/8/2026	2,271

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

May 31, 2026 (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	GBP	GBP	EUR	141	0	6/1/2026	190
Deutsche Bank AG	GBP	GBP	JPY	125,000	(26,796,916)	6/2/2026	174
Deutsche Bank AG	GBP	GBP	JPY	250,000	(53,276,755)	7/8/2026	1,159
Deutsche Bank AG	GBP	GBP	USD	62,500	(84,136)	6/2/2026	135
Deutsche Bank AG	GBP	GBP	USD	687,500	(926,712)	7/8/2026	4,308
Deutsche Bank AG	GBP	USD	GBP	(141)	59	6/1/2026	(131)
Deutsche Bank AG	HUF	HUF	EUR	35,460,625	(100,000)	6/2/2026	282
Deutsche Bank AG	HUF	HUF	USD	122,610,425	(403,652)	7/8/2026	3,366
Deutsche Bank AG	ILS	ILS	USD	282,562	(100,791)	7/8/2026	212
Deutsche Bank AG	INR	INR	USD	894,675	(9,418)	6/4/2026	9,421
Deutsche Bank AG	INR	INR	USD	70,335	(740)	6/12/2026	741
Deutsche Bank AG	INR	USD	INR	(833,964)	8,778	6/8/2026	(8,778)
Deutsche Bank AG	INR	USD	INR	(28,756,744)	302,698	6/15/2026	(2,489)
Deutsche Bank AG	INR	USD	INR	(19,197,629)	202,078	6/18/2026	(1,883)
Deutsche Bank AG	INR	USD	INR	(29,002,443)	305,285	6/29/2026	(4,685)
Deutsche Bank AG	INR	USD	INR	(9,576,220)	100,801	7/2/2026	(576)
Deutsche Bank AG	JPY	JPY	EUR	18,539,838	(100,000)	6/2/2026	(276)
Deutsche Bank AG	JPY	USD	JPY	(75,000,000)	471,135	7/8/2026	(657)
Deutsche Bank AG	KRW	KRW	USD	5,258,000	(3,489)	6/8/2026	3,486
Deutsche Bank AG	KRW	KRW	USD	24,375,053	(16,175)	6/11/2026	16,166
Deutsche Bank AG	KRW	KRW	USD	1,850,000	(1,228)	6/15/2026	1,227
Deutsche Bank AG	KRW	KRW	USD	446,868,000	(296,528)	6/18/2026	(3,560)

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

May 31, 2026 (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	KRW	USD	KRW	(754,740,000)	500,823	6/22/2026	(745)
Deutsche Bank AG	MXN	MXN	USD	13,000,000	(749,671)	7/8/2026	1,944
Deutsche Bank AG	MXN	USD	MXN	(2,000,000)	115,438	6/2/2026	96
Deutsche Bank AG	NOK	NOK	EUR	6,746,302	(625,000)	7/8/2026	(1,164)
Deutsche Bank AG	NOK	NOK	SEK	7,000,000	(6,999,790)	7/8/2026	(3,077)
Deutsche Bank AG	NOK	NOK	USD	5,567,935	(602,904)	7/8/2026	1,750
Deutsche Bank AG	NZD	NZD	AUD	1,206,811	(1,000,000)	6/2/2026	4,002
Deutsche Bank AG	NZD	NZD	JPY	1,000,000	(93,772,730)	7/8/2026	9,148
Deutsche Bank AG	NZD	NZD	USD	600,000	(359,219)	7/8/2026	5,996
Deutsche Bank AG	NZD	USD	NZD	(100,000)	59,870	6/3/2026	(625)
Deutsche Bank AG	PLN	PLN	USD	2,552,115	(702,946)	7/8/2026	3,669
Deutsche Bank AG	SEK	SEK	EUR	9,444,159	(875,000)	7/8/2026	2,482
Deutsche Bank AG	SEK	SEK	USD	2,783,772	(301,494)	7/8/2026	2,087
Deutsche Bank AG	SGD	SGD	USD	1,275,926	(1,000,452)	7/8/2026	2,337
Deutsche Bank AG	TRY	TRY	USD	33,330,610	(726,288)	7/8/2026	2,072
Deutsche Bank AG	TWD	TWD	USD	22,350	(713)	6/15/2026	710
Deutsche Bank AG	TWD	TWD	USD	9,446,250	(301,551)	6/29/2026	(50)
Deutsche Bank AG	TWD	USD	TWD	(852)	27	6/5/2026	(27)
Deutsche Bank AG	TWD	USD	TWD	(336)	11	6/8/2026	(10)
Deutsche Bank AG	TWD	USD	TWD	(6,315,800)	201,618	6/18/2026	(700)
Deutsche Bank AG	TWD	USD	TWD	(6,341,918)	202,452	6/22/2026	(1,474)
Deutsche Bank AG	ZAR	ZAR	USD	8,240,873	(508,850)	7/8/2026	6,720

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

May 31, 2026 (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
Societe Generale SA	AUD	AUD	USD	1,100,000	(791,452)	6/17/2026	(9,247)
Societe Generale SA	BRL	BRL	USD	5,819,140	(1,150,437)	7/2/2026	(6,068)
Societe Generale SA	BRL	USD	BRL	(4,377)	865	6/2/2026	5,016
Societe Generale SA	CAD	USD	CAD	(1,237,875)	898,606	6/17/2026	1,729
Societe Generale SA	CHF	CHF	EUR	639,329	(700,000)	6/17/2026	3,418
Societe Generale SA	CHF	USD	CHF	(235,627)	301,565	6/17/2026	(2,404)
Societe Generale SA	CLP	CLP	USD	88,646,716	(99,609)	6/17/2026	(380)
Societe Generale SA	CNH	CNH	USD	14,292,508	(2,111,606)	6/17/2026	10,438
Societe Generale SA	COP	COP	USD	764,672,498	(208,713)	6/17/2026	6,521
Societe Generale SA	CZK	CZK	EUR	4,869,595	(200,000)	6/17/2026	469
Societe Generale SA	EUR	EUR	JPY	1,850,000	(342,070,328)	6/17/2026	9,128
Societe Generale SA	EUR	USD	EUR	(300,000)	350,087	6/17/2026	(1,583)
Societe Generale SA	GBP	GBP	EUR	1,037,084	(1,199,980)	6/17/2026	(4,119)
Societe Generale SA	GBP	USD	GBP	(50,000)	67,397	6/17/2026	(3,066)
Societe Generale SA	HUF	HUF	EUR	107,021,030	(300,000)	6/17/2026	2,247
Societe Generale SA	IDR	USD	IDR	(3,357,370,000)	187,877	6/17/2026	12,081
Societe Generale SA	IDR	USD	IDR	(5,272,333,000)	295,038	6/26/2026	4,728
Societe Generale SA	ILS	ILS	USD	1,161,943	(414,469)	6/17/2026	12,041
Societe Generale SA	INR	USD	INR	(36,742,325)	386,756	6/17/2026	13,581
Societe Generale SA	INR	USD	INR	(57,828,970)	608,718	6/25/2026	(7,744)
Societe Generale SA	JPY	USD	JPY	(299,551,623)	1,881,724	6/17/2026	16,825
Societe Generale SA	KRW	USD	KRW	(818,529,570)	543,152	6/17/2026	7,022

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF FORWARD

FOREIGN CURRENCY CONTRACTS

May 31, 2026 (continued)

Counterparty	Contract Trading Currency	Currency Purchased	Currency Sold	Trading Currency Amount (Sold)/ Purchased	Currency Amount (Sold)/ Purchased	Settlement Date	Market Value and Unrealized Appreciation/ (Depreciation)
Societe Generale SA	KRW	USD	KRW	(452,057,820)	299,972	6/26/2026	31
Societe Generale SA	MXN	MXN	USD	10,359,937	(597,426)	6/17/2026	(3,289)
Societe Generale SA	NOK	NOK	EUR	25,286,038	(2,317,410)	6/17/2026	28,545
Societe Generale SA	NZD	USD	NZD	(150,000)	89,805	6/17/2026	(3,146)
Societe Generale SA	PEN	PEN	USD	332,554	(97,352)	6/17/2026	(2,241)
Societe Generale SA	PHP	USD	PHP	(5,902,412)	95,822	6/17/2026	4,139
Societe Generale SA	PHP	USD	PHP	(6,169,000)	100,150	6/30/2026	(144)
Societe Generale SA	PLN	PLN	EUR	2,410,219	(567,912)	6/17/2026	1,622
Societe Generale SA	SEK	SEK	EUR	5,938,072	(556,574)	6/17/2026	(6,052)
Societe Generale SA	SGD	USD	SGD	(191,071)	149,818	6/17/2026	122
Societe Generale SA	THB	USD	THB	(3,338,279)	102,574	6/17/2026	(2,697)
Societe Generale SA	TRY	TRY	USD	1,000,000	(21,790)	6/17/2026	760
Societe Generale SA	TWD	USD	TWD	(6,344,559)	202,537	6/17/2026	(1,628)
Societe Generale SA	TWD	USD	TWD	(4,807)	153	6/26/2026	(153)
Societe Generale SA	ZAR	ZAR	USD	6,093,747	(376,271)	6/17/2026	2,384
							$159,208

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF SWAP CONTRACTS

May 31, 2026

Credit Default Swap Agreements - Protection Sold

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)	Payment Frequency	Notional Amount(a),(b)	Value
CDX.EM SERIES 45	Citibank NA	6/20/2031	(1.00%)	Quarterly	400,000	$(8,073)
CDX.EM SERIES 45	JP Morgan Securities LLC	6/20/2031	(1.00%)	Quarterly	400,000	(8,073)
						(16,146)

Underlying Instrument	Counterparty	Upfront payments/ (receipts)	Unrealized appreciation/ (depreciation)
CDX.EM SERIES 45	Citibank NA	$(15,880)	$7,807
CDX.EM SERIES 45	JP Morgan Securities LLC	(15,880)	7,807
		$(31,760)	$15,614

Credit Default Swap Agreements - Protection Purchased

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)	Payment Frequency	Notional Amount(b)	Value
CDX.NA.HY Series 46	Citibank NA	6/20/2031	5.0%	Quarterly	2,029,500		$188,697
CDX.NA.HY Series 46	JP Morgan Securities LLC	6/20/2031	5.0%	Quarterly	2,029,500		188,697
CDX.NA.IG SERIES 46	Citibank NA	6/20/2031	1.0%	Quarterly	3,400,000		82,959
CDX.NA.IG SERIES 46	JP Morgan Securities LLC	6/20/2031	1.0%	Quarterly	3,400,000		82,958
ITRAXX EUROPE SERIES 45	Citibank NA	6/20/2031	1.0%	Quarterly	3,350,000	EUR	93,842
ITRAXX EUROPE SERIES 45	JP Morgan Securities LLC	6/20/2031	1.0%	Quarterly	3,350,000	EUR	93,842
ITRAXX EUROPE CROSSOVER SERIES 45	Citibank NA	6/20/2031	5.0%	Quarterly	1,599,700	EUR	211,016
ITRAXX EUROPE CROSSOVER SERIES 45	JP Morgan Securities LLC	6/20/2031	5.0%	Quarterly	1,599,700	EUR	211,016
							1,153,027

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF SWAP CONTRACTS

May 31, 2026 (continued)

Underlying Instrument	Counterparty	Upfront payments/ (receipts)	Unrealized appreciation/ (depreciation)
CDX.NA.HY Series 46	Citibank NA	$103,917	$84,780
CDX.NA.HY Series 46	JP Morgan Securities LLC	103,917	84,780
CDX.NA.IG SERIES 46	Citibank NA	61,843	21,116
CDX.NA.IG SERIES 46	JP Morgan Securities LLC	61,925	21,033
ITRAXX EUROPE SERIES 45	Citibank NA	65,611	28,231
ITRAXX EUROPE SERIES 45	JP Morgan Securities LLC	65,611	28,231
ITRAXX EUROPE CROSSOVER SERIES 45	Citibank NA	141,030	69,986
ITRAXX EUROPE CROSSOVER SERIES 45	JP Morgan Securities LLC	141,030	69,986
		$744,884	$408,143

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF SWAP CONTRACTS

May 31, 2026 (continued)

Interest Rate Swap Agreements

Rate Received	Payment Frequency	Clearinghouse/ Counterparty(c)	Termination Date	Rate Paid(d)	Payment Frequency
4.5%	Annual	LCH/Citibank NA	9/17/2031	CZK-PRIBOR-PRBO 6M	Semi-Annual
4.5%	Annual	LCH/JP Morgan Securities LLC	9/17/2031	CZK-PRIBOR-PRBO 6M	Semi-Annual
3.0%	Quarterly	LCH/Citibank NA	9/17/2031	HKD-HIBOR-HKAB 3M	Quarterly
3.0%	Quarterly	LCH/JP Morgan Securities LLC	9/17/2031	HKD-HIBOR-HKAB 3M	Quarterly
5.5%	Annual	LCH/Citibank NA	9/17/2031	HUF-BUBOR-Reuters 6M	Semi-Annual
5.5%	Annual	LCH/JP Morgan Securities LLC	9/17/2031	HUF-BUBOR-Reuters 6M	Semi-Annual
4.0%	Quarterly	LCH/Citibank NA	9/17/2031	KRW-CD-KSDA-Bloomberg 3M	Quarterly
4.0%	Quarterly	LCH/JP Morgan Securities LLC	9/17/2031	KRW-CD-KSDA-Bloomberg 3M	Quarterly
8.0%	Monthly	CME/Citibank NA	9/10/2031	MXN-TIIE ON-OIS Compound 1	Monthly
8.0%	Monthly	CME/JP Morgan Securities LLC	9/10/2031	MXN-TIIE ON-OIS Compound 1	Monthly
4.5%	Annual	LCH/Citibank NA	9/17/2031	6M PLN-WIBOR-WIBO 6M	Semi-Annual
4.5%	Annual	LCH/JP Morgan Securities LLC	9/17/2031	6M PLN-WIBOR-WIBO 6M	Semi-Annual
8.0%	Quarterly	LCH/Citibank NA	9/17/2031	ZAR-JIBAR-SAFEX 3M	Quarterly
8.0%	Quarterly	LCH/JP Morgan Securities LLC	9/17/2031	ZAR-JIBAR-SAFEX 3M	Quarterly

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED SCHEDULE OF SWAP CONTRACTS

May 31, 2026 (continued)

Rate Received	Payment Frequency	Clearinghouse/ Counterparty(c)	Notional Amount(b)	Value	Upfront payments/ (receipts)	Unrealized appreciation/ (depreciation)
4.5%	Annual	LCH/Citibank NA	2,900,000 CZK	$1,283	$40	$1,243
4.5%	Annual	LCH/JP Morgan Securities LLC	2,900,000 CZK	1,283	40	1,243
3.0%	Quarterly	LCH/Citibank NA	1,500,000 HKD	(1,870)	232	(2,102)
3.0%	Quarterly	LCH/JP Morgan Securities LLC	1,600,000 HKD	(1,994)	308	(2,302)
5.5%	Annual	LCH/Citibank NA	79,000,000 HUF	6,452	1,082	5,370
5.5%	Annual	LCH/JP Morgan Securities LLC	79,000,000 HUF	6,452	1,082	5,370
4.0%	Quarterly	LCH/Citibank NA	118,000,000 KRW	321	27	294
4.0%	Quarterly	LCH/JP Morgan Securities LLC	118,000,000 KRW	321	27	294
8.0%	Monthly	CME/Citibank NA	9,800,000 MXN	3,534	(1,203)	4,737
8.0%	Monthly	CME/JP Morgan Securities LLC	9,800,000 MXN	3,534	(1,203)	4,737
4.5%	Annual	LCH/Citibank NA	400,000 PLN	278	(302)	580
4.5%	Annual	LCH/JP Morgan Securities LLC	500,000 PLN	348	(749)	1,097
8.0%	Quarterly	LCH/Citibank NA	3,100,000 ZAR	3,703	1,285	2,418
8.0%	Quarterly	LCH/JP Morgan Securities LLC	3,100,000 ZAR	3,703	1,285	2,418
				$27,348	$1,951	$25,397

(a)	The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
(b)	Notional amount is stated in U.S. Dollars unless otherwise noted.
(c)	Swaps with clearinghouses LCH Clearnet Group (LCH) and CME Group Inc (CME) are centrally cleared swaps.
(d)	Represents floating rate.

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

May 31, 2026

Assets
Investments in securities, at fair value (cost $70,287,810)	$70,175,182
Unrealized appreciation on forward foreign currency contracts	276,170
Receivable for closed forward foreign currency contracts	8,513
Unrealized appreciation on credit default swaps	423,757
Premiums paid for credit default swaps	744,884
Margin on deposit with broker	18,511,022
Foreign currency, at value (cost $1,331,692)	1,329,177
Cash held at broker for futures contract transactions(a)	2,408,889
Cash held at broker for swap contract transactions(a)	386,959
Receivable for securities sold	204,616
Dividends and interest receivable	187,849
Receivable for fund shares sold	167,700
Prepaid expenses	17,621
Total Assets	94,842,339

Liabilities
Due to broker for derivative transactions	4,672,645
Unrealized depreciation on forward foreign currency contracts	116,962
Premiums received for credit default swaps	31,760
Payable for net variation margin on futures and interest rate swap contracts	248,462
Payable for securities purchased	22,871
Payable to Adviser	98,290
Payable to Audit and tax	95,000
Payable to Administrator and Transfer Agent	41,686
Payable for fund shares redeemed	4,210
Other accrued expenses	34,855
Total Liabilities	5,366,741
Net Assets	$89,475,598

Net Assets consist of:
Paid-in capital	73,269,652
Total accumulated earnings	16,205,946
Net Assets	$89,475,598

Net Assets: I Class	$89,475,598
Shares outstanding (unlimited number of shares authorized, no par value)	8,206,672
Net asset value, offering and redemption price per share	$10.90

(a)	Cash held as collateral at broker.

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED STATEMENT OF OPERATIONS

For the year ended May 31, 2026

Investment Income
Dividend income	$828,469
Interest income	2,466,106
Total investment income	3,294,575

Expenses
Adviser	1,374,177
Administration	199,091
Audit and tax	113,882
Compliance services	66,465
Legal	44,637
Trustee	41,036
Offering	35,085
Registration	29,281
Transfer agent	27,432
Report printing	21,977
Custodian	12,923
Pricing	10,616
Insurance	3,959
Miscellaneous	42,351
Total expenses	2,022,912
Fees waived by Adviser	(490,736)
Net operating expenses	1,532,176
Net investment income	1,762,399

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	122,777
Foreign currency transactions	(59,487)
Forward foreign currency contracts	1,732,805
Futures contracts	12,934,550
Swap contracts	(253,047)

Change in unrealized appreciation (depreciation) on:
Investment securities	(200,817)
Foreign currency translations	36,303
Forward foreign currency contracts	360,892
Futures contracts	1,538,921
Swap contracts	318,286
Net realized and unrealized gain (loss) on investment securities, foreign currency, forward foreign currency contracts, futures contracts and swap contracts	16,531,183
Net increase in net assets resulting from operations	$18,293,582

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	For the Year Ended May 31, 2026	For the Period Ended May 31, 2025(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,762,399	$836,655
Net realized gain (loss) on investment securities, foreign currency transactions, forward foreign currency contracts, futures contracts, and swap contracts	14,477,598	(9,123,215)
Change in unrealized appreciation on investment securities, foreign currency translations, forward foreign currency contracts, futures contracts, and swap contracts	2,053,585	781,257
Net increase (decrease) in net assets resulting from operations	18,293,582	(7,505,303)

Distributions to Shareholders from Earnings
Class I	(496,082)	(339,137)

Capital Transactions - I Class
Proceeds from shares sold	19,392,800	80,066,479
Reinvestment of distributions	480,328	326,942
Amount paid for shares redeemed	(14,387,955)	(6,356,056)
Net increase in net assets resulting from capital transactions	5,485,173	74,037,365
Total Increase in Net Assets	23,282,673	66,192,925

Net Assets
Beginning of period	$66,192,925	$—
End of period	$89,475,598	$66,192,925

Share Transactions - I Class
Shares sold	2,036,283	8,251,254
Shares reinvested	48,764	33,915
Shares redeemed	(1,487,767)	(675,777)
Net increase in shares outstanding	597,280	7,609,392

(a)	For the period September 30, 2024 (commencement of operations) to May 31, 2025.

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

(For a share outstanding during the period)

	For the Year Ended	For the Period Ended
	May 31, 2026	May 31, 2025(a)
Selected Per Share Data:
Net asset value, beginning of period	$8.70	$10.00

Investment operations:
Net investment income	0.22	0.12
Net realized and unrealized gain (loss) on investments	2.04	(1.37)
Total from investment operations	2.26	(1.25)

Less distributions to shareholders from:
Distributions from net investment income	(0.06)	(0.05)

Net asset value, end of period	$10.90	$8.70

Total Return(b)	26.06%	(12.57	)%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$89,476	$66,193
Ratio of net expenses to average net assets	1.95%	1.95	%(d)
Ratio of expenses to average net assets before waiver and reimbursement	2.57%	3.00	%(d)
Ratio of net investment income to average net assets	2.24%	2.07	%(d)
Portfolio turnover rate	86%	104%

(a)	For the period September 30, 2024 (commencement of operations) to May 31, 2025.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

May 31, 2026

NOTE 1. ORGANIZATION

Efficient Enhanced Multi-Asset Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified series of Unified Series Trust (the “Trust”) on May 21, 2024. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board” or “Trustees”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The investment adviser to the Fund is Efficient Capital Management, LLC (the “Adviser”). The Adviser allocates Fund assets to various sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) to execute both a multi-asset risk parity investment strategy and a managed futures trend-based investment strategy. Currently, AlphaSimplex Group LLC, AQR Capital Management LLC, Aspect Capital Limited, Crabel Capital Management, LLC, Welton Investment Partners LLC, Winton Capital Management Limited, and Columbia Management Investment Advisers, LLC are the Sub-Advisers. The investment objective of the Fund is capital appreciation in both rising and falling equity markets.

The Fund currently offers two classes of shares, Class I and Class A. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class of the Fund and is entitled to such dividends and distributions out of income belonging to the applicable class of the Fund as are declared by the Board. Expenses attributable to any class are borne by that class. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or as expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future. As of May 31, 2026, Class A shares have not commenced operations.

The consolidated financial statements of the Fund include the Fund and its wholly-owned subsidiary, the Efficient Enhanced Multi-Asset (Cayman) Fund, Ltd. (the “CFC”). The CFC entered into an investment advisory agreement on May 31, 2024 and is incorporated in the Cayman Islands as an exempted company with limited liability.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

May 31, 2026 (continued)

significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting – The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Principal Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

May 31, 2026 (continued)

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the year ended May 31, 2026, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations when incurred. During the year ended May 31, 2026, the Fund did not incur any interest or penalties. As applicable, management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Cash and Cash Equivalents – Idle cash may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Consolidated Statement of Assets and Liabilities. The Fund maintains cash in the deposit accounts which, at times, may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. Amounts swept overnight are available on the next business day.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire Fund.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends

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and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Consolidation of Subsidiary – The Consolidated Schedules of Investments and Futures of the Fund include the investments of the CFC, which is a wholly-owned and controlled foreign subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the NAV of the subsidiary. However, the Fund may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as well as the Fund’s ability to control the circumstances leading to majority ownership. All intercompany accounts and transactions have been eliminated in consolidation. The Fund may invest up to 25% of its total assets in a controlled foreign subsidiary, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. As of May 31, 2026, the net assets of the CFC were $16,540,959, which represented 18% of the Fund’s net assets.

NOTE 3. DERIVATIVE INSTRUMENTS RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund’s investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (“OTC”). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as

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intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Commodity Risk – Commodity risk relates to fluctuations in the value of an asset or liability due to changes in commodity market rates and related underlying prices.

Credit Risk – Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.

Foreign Exchange Risk – Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk – Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund and CFC are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC

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derivatives in an amount not less than each counterparty’s unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Exchange Contracts – The Fund may engage in foreign currency exchange transactions. The value of the Fund’s portfolio securities that are invested in non-U.S. dollar denominated instruments as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates, and the Fund may incur costs in connection with conversions between various currencies. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward foreign currency exchange contracts, to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. The Fund will not, however, hold foreign currency except in connection with the purchase and sale of foreign portfolio securities.

Swap Agreements – The Fund may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indices, specific securities and commodities, credit default swaps, and total return swaps. Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specific notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These centrally cleared swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM.

A credit default swap involves a protection buyer and a protection seller. The Fund may be

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either a protection buyer or seller. The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event that certain defined credit events occur with respect to a particular security, issuer, or basket of securities. The “notional amount” of the swap agreement is the agreed upon amount or value of the underlying asset used for calculating the obligations that the parties to a swap agreement have agreed to exchange. The Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by designating liquid assets on the Fund’s books and records. Upon entering into a credit default swap, the Fund is required to satisfy an initial margin requirement by delivering cash or securities. Subsequent payments are made or received by the Fund each day to settle daily fluctuations in the value of the contract (“variation margin”); which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. Periodic payments paid or received are recorded in realized gain/loss. Payments made or received as a result of a credit event or termination of the contract, are recognized, net of a proportional amount of the upfront payment, as realized gains/losses. In addition to bearing the risk that the credit event will occur as a protection seller, the Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities, or that the counterparty may default on its obligation to perform.

In a credit default swap, the contract gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (a downgrade or default) occurs. If physically settled, this value is obtained by delivering a debt security of the reference issuer to one party in return for a previously agreed payment from the other party (frequently, the par value of the debt security). If cash settled, the two payment streams are netted out with the Fund receiving or paying only the net amount of the two payments. The Fund is usually a buyer of credit default swaps. When a credit event occurs as defined under the terms of the credit default swap contract, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value. The maximum potential amount of future payments that the Fund as a buyer of protection may receive if a credit event occurs is an amount equal to the notional amount of the contract.

Many of the markets in which the Fund effects its derivative transactions are “over-the-counter” or “inter-dealer” markets. The participants in these markets are

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typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. When the Fund invests in derivative, over-the-counter transactions, it is assuming a credit risk with regard to parties with whom it trades and also bears the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. In the event of the default or bankruptcy of a swap contract counterparty, the Fund will have contractual remedies pursuant to the swap contract, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund’s rights as a creditor.

Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

With centrally cleared swaps, there is minimal counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. However, credit risk still exists in centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.

To mitigate counterparty risk on swap agreements, the Fund may require the counterparty to post collateral to the Fund’s custodian to cover the Fund’s exposure. This collateral is generally in cash and is invested in a money market fund. A counterparty may also require the Fund to post collateral to a segregated account at the Fund’s custodian.

Futures Contracts – The Fund may invest in futures contracts to hedge or manage risks associated with the Fund’s securities investments or to obtain market exposure in an effort to generate returns. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a

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daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts.

NOTE 4. DERIVATIVE TRANSACTIONS

The following tables identify the location and fair value of derivative instruments on the Consolidated Statement of Assets and Liabilities as of May 31, 2026, and the effect of derivative instruments on the Consolidated Statement of Operations for the year ended May 31, 2026.

At May 31, 2026:

Contract Type/Primary Risk Exposure	Assets Unrealized Appreciation on forward foreign currency contracts	Liabilities Unrealized Depreciation on forward foreign currency contracts	Assets Unrealized Appreciation on futures contracts*	Liabilities Unrealized Depreciation on futures contracts*	Assets Unrealized Appreciation on swaps contracts*	Liabilities Unrealized Depreciation on swaps contracts*
Commodity Contracts	$—	$—	$430,726	$(1,126,777)	$—	$—
Credit Contracts	—	—	—	—	423,757	—
Equity Contracts	—	—	3,184,666	(37,775)	—	—
Foreign Exchange Contracts	276,170	(116,962)	185,875	(53,133)	—	—
Interest Rate Contracts	—	—	263,158	(506,826)	29,801	(4,404)

*	Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities for centrally cleared and exchange traded interest rate swap and futures contracts. Includes cumulative appreciation/(depreciation), as reported in the Consolidated Schedule of Investments.

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For the year ended May 31, 2026:

Location	Foreign Exchange Contracts	Equity Contracts	Interest Contracts	Commodity Contracts	Credit Contracts	Total
Net realized gain (loss) on:
Forward Foreign Currency Contracts	$1,732,805	—	—	—	—	$1,732,805
Futures Contracts	729,679	5,659,016	(2,795,623)	9,341,478	—	12,934,550
Swaps Contracts	—	—	(124,857)	—	(128,190)	(253,047)

Change in unrealized appreciation (depreciation) on:
Forward Foreign Currency Contracts	$360,892	—	—	—	—	$360,892
Futures Contracts	89,464	2,663,989	(381,627)	(832,905)	—	1,538,921
Swaps Contracts	—	—	(20,203)	—	338,489	318,286

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The following table summarizes the average ending monthly notional value of derivatives outstanding during the year ended May 31, 2026:

Derivatives	Average Ending Monthly Notional Value
Forward Foreign Currency Contracts, Purchased	$89,539,914
Forward Foreign Currency Contracts, Sold	(89,428,884)
Long Futures Contracts	232,458,890
Short Futures Contracts	(170,552,882)
Interest Rate Swaps	5,110,816
Credit Default Swaps	(17,593,749)

Balance Sheet Offsetting Information

The following table provides a summary of offsetting financial assets and derivatives and the effect of derivative instruments on the Consolidated Statement of Assets and Liabilities as of May 31, 2026:

	Gross Amount of Recognized Assets	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Assets Presented in Statement of Assets and Liabilities
Forward foreign currency contracts	$276,170	$—	$276,170
Swap Contracts	1,168,641	—	1,168,641
Variation margin on futures and interest rate swap contracts	474,112	(722,574)	(248,462)

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Financial Instruments	Collateral Pledged*	Net Amount
Forward foreign currency contracts	$(116,962)	$—	$159,208
Swap Contracts	(31,760)	31,760	1,168,641
Variation margin on futures and interest rate swap contracts	—	248,462	—

*	Any over-collateralization of total financial instruments is not shown. Collateral amounts can be found on the Consolidated Statement of Assets and Liabilities as Cash held at broker for futures contract transactions and Cash held at broker for swap contract transactions.

NOTE 5. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value

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measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that

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market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Futures contracts that the Fund invests in are valued at the settlement price established each day by the board of trade or exchange on which they are traded, and when the market is considered active, will generally be categorized as Level 1 securities.

Forward foreign currency exchange contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts are categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Over-the-counter derivatives are valued by an independent pricing service using a series of techniques, including simulation pricing models. The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates. When prices are determined by the pricing agent, positions are classified as Level 2 of the fair value hierarchy.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a

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small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2026:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Non-U.S. Government & Agencies	$—	$2,832,701	$—	$2,832,701
U.S. Government & Agencies	—	39,642,595	—	39,642,595
Money Markets	27,699,886	—	—	27,699,886
Long Futures Contracts(a)	2,505,779	—	—	2,505,779
Short Futures Contracts(a)	(165,865)	—	—	(165,865)
Forward Foreign Currency Contracts(a)	—	276,170	—	276,170
Swaps Contracts(a)	—	453,558	—	453,558
Total	$30,039,800	$43,205,024	$—	$73,244,824

	Valuation Inputs
Liabilities	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts(a)	$—	$116,962	$—	$116,962
Swaps Contracts(a)	—	4,404	—	4,404
Total	$—	$121,366	$—	$121,366

(a)	The amount shown represents the unrealized appreciation/(depreciation).

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 6. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly at an annual rate of 1.75% of the Fund’s average daily net assets. For the year ended May 31, 2026, before the waiver described below, the Adviser earned a management fee of $1,374,177 from the Fund. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees

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and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business) do not exceed 1.95% of average daily net assets of each class of shares of the Fund through at least September 30, 2026. For the year ended May 31, 2026, the Adviser waived fees and reimbursed expenses in the amount of $490,736.

Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date in which that particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. There were no recoupments of previously waived fees or reimbursed expenses during the year ended May 31, 2026. As of May 31, 2026, the Adviser may seek repayment of management fees waived and expense reimbursements pursuant to the aforementioned conditions, from the Fund no later than the dates stated below:

Recoverable Through
May 31, 2028	$426,887
May 31, 2029	490,736
$917,623

The Adviser has retained sub-advisers to provide portfolio management and related services to the Fund. The sub-advisers receive a fee from the Adviser (not the Fund) for these services.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not

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the Fund) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

The Trust, with respect to the Fund, has adopted a Distribution Plan (the “Plan”) for its Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund will pay the Distributor, the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of the Class A shares in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement.

The Trust, on behalf of the Fund, has adopted an Administrative Services Plan on behalf of its Class I shares and Class A shares, under which shareholder servicing agents provide administrative and support services to their customers. These services may include establishing and maintaining accounts and records relating to shareholders, processing dividend and distribution payments from on behalf of shareholders, responding to routine inquiries from shareholders concerning their investments, assisting shareholders in changing dividend options, account designations and addresses, and other similar services. For these services, the Fund may pay a fee at an annual rate of up to 0.15% of the average daily net assets of Class I shares and 0.25% of the average daily net assets of Class A shares serviced by the agent. The Fund may enter into agreements with various shareholder servicing agents, including financial institutions and securities brokers. The Fund may pay a servicing fee to broker-dealers and others who sponsor “no transaction fee” or similar

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

May 31, 2026 (continued)

programs for the purchase of shares. Shareholder servicing agents may waive all or a portion of their fee periodically. The Board has approved, and the Fund has agreed to, waive the administrative services fees through September 30, 2026.

NOTE 7. INVESTMENT TRANSACTIONS

For the year ended May 31, 2026, purchases and sales of investment securities, other than short-term investments, were $3,567,288 and $2,917,931, respectively.

For the year ended May 31, 2026, purchases and sales of long-term U.S. government obligations were $14,677,880 and $9,390,668, respectively.

NOTE 8. FEDERAL TAX INFORMATION

At May 31, 2026, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$12,789
Gross unrealized depreciation	(466,659)
Net unrealized appreciation/(depreciation)	$(453,870)
Tax cost of investments	$70,629,052

As of May 31, 2026, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to book to tax differences related to wash sales, futures and derivatives.

The tax character of distributions paid for the years ended May 31, 2026 and May 31, 2025 is as follows:

	May 31, 2026	May 31, 2025
Distributions paid from:
Ordinary income	$496,082	$339,137
Net long-term capital gains	—	—
Total distributions paid	$496,082	$339,137

Short-term capital gain distributions are treated as ordinary income for tax purposes.

At May 31, 2026, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$13,235,609
Undistributed long-term capital gains	2,412,720
Accumulated earnings	15,648,329
Accumulated capital and other losses	—
Unrealized appreciation/(depreciation)	557,617
Total	$16,205,946

The Fund utilized capital loss carryforwards during the year ended May 31, 2026, as follows:

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

May 31, 2026 (continued)

	Short-Term	Long-Term	Total
During the year ended May 31, 2026	$3,244,957	$2,462,837	$5,707,794

Permanent book and tax differences, primarily attributable to the differing tax treatment of organizational costs and the reclassification of Fund distributions and tax adjustments for the Fund’s holding in Efficient Enhanced Multi-Asset (Cayman) Fund, Ltd., resulted in reclassifications for the year ended May 31, 2026, as follows:

Paid-in Capital	Accumulated Earnings (Deficit)
$(4,514,474)	$4,514,474

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which is intended to enhance transparency and decision usefulness of income tax disclosures including additional detail related to rate reconciliation and income taxes paid during the reporting period. For the fiscal year ended May 31, 2026, federal, state or local income taxes or any income taxes in foreign jurisdictions paid by the Fund were immaterial.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. INVESTMENT CONCENTRATION RISK

The Fund may invest a significant portion of its assets in shares of one or more investment companies, including money market funds. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. As of May 31, 2026, the Fund had 30.86% of the value of its net assets invested in the First American Government Obligations Fund. The financial statements of the First American Government Obligations Fund can be found at www.sec.gov and at www.firstamericanfunds.com.

NOTE 11. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

EFFICIENT ENHANCED MULTI-ASSET FUND

ADDITIONAL INFORMATION

May 31, 2026

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

Proxy Disclosures for Open-End Management Investment Companies

Not applicable

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Report of Independent Registered Public Accounting Firm

To the Shareholders of Efficient Enhanced Multi-Asset Fund

and Board of Trustees of Unified Series Trust

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedules of investments, futures contracts, forward foreign currency contracts, and swap contracts, of Efficient Enhanced Multi-Asset Fund, a series of Unified Series Trust (the “Fund”), as of May 31, 2026, the related consolidated statements of operations and changes in net assets and the consolidated financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Consolidated Statement of Operations	Consolidated Statement of Changes in Net Assets	Consolidated Financial Highlights
Efficient Enhanced Multi-Asset Fund	For the year ended May 31, 2026	For the year ended May 31, 2026 and for the period from September 30, 2024 (commencement of operations) through May 31, 2025	For the year ended May 31, 2026 and for the period from September 30, 2024 (commencement of operations) through May 31, 2025

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2024.

COHEN & COMPANY, LTD.

Cleveland, Ohio

July 30, 2026

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (866) 738-1128 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES

Daniel J. Condon, Chair

David R. Carson

Kenneth G.Y. Grant

Freddie Jacobs, Jr.

Catharine B. McGauley

Ronald C. Tritschler

OFFICERS

Martin R. Dean, President

Gweneth K. Gosselink,

Chief Compliance Officer

Zachary P. Richmond,

Treasurer and Chief Financial Officer

INVESTMENT ADVISER

Efficient Capital Management, LLC

4355 Weaver Parkway, Suite 200

Warrenville, IL 60555

DISTRIBUTOR

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street, 20th Floor

Cincinnati, OH 45202

CUSTODIAN

U.S. Bank, N.A.

425 Walnut Street

Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC Member FINRA/SIPC

Efficient-AR-26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics attached hereto.

(a)(2)	Not applicable

(a)(3)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Principal Executive Officer

Date	8/6/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Principal Executive Officer

Date	8/6/2026

By	/s/ Kevin M. Traegner
Kevin M. Traegner, Principal Financial Officer

Date	8/6/2026